Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of subsidiaries [Line Items]
Detail Information of Subsidiaries

The detail information of the subsidiaries at the end of reporting period was as follows:

			Percentage of Ownership
			December 31
Name of Investor	Name of Investee	Main Businesses and Products	2017	2018	Note
Chunghwa Telecom Co., Ltd.	Senao International Co., Ltd. (“SENAO”)	Handset and peripherals retailer; sales of CHT mobile phone plans as an agent	29	28	a)
	Light Era Development Co., Ltd. (“LED”)	Planning and development of real estate and intelligent buildings, and property management	100	100
	Donghwa Telecom Co., Ltd. (“DHT”)	International private leased circuit, IP VPN service, and IP transit services	100	100
	Chunghwa Telecom Singapore Pte., Ltd. (“CHTS”)	International private leased circuit, IP VPN service, and IP transit services	100	100
	Chunghwa System Integration Co., Ltd. (“CHSI”)	Providing system integration services and telecommunications equipment	100	100
	Chunghwa Investment Co., Ltd. (“CHI”)	Investment	89	89
	CHIEF Telecom Inc. (“CHIEF”)	Network integration, internet data center (“IDC”), communications integration and cloud application services	67	57	b)
	CHYP Multimedia Marketing & Communications Co., Ltd. (“CHYP”)	Digital information supply services and advertisement services	100	100
	Prime Asia Investments Group Ltd. (B.V.I.) (“Prime Asia”)	Investment	100	100
	Spring House Entertainment Tech. Inc. (“SHE”)	Software design services, internet contents production and play, and motion picture production and distribution	56	56
	Chunghwa Telecom Global, Inc. (“CHTG”)	International private leased circuit, internet services, and transit services	100	100
	Chunghwa Telecom Vietnam Co., Ltd. (“CHTV”)	Intelligent energy saving solutions, international circuit, and information and communication technology (“ICT”) services.	100	100
	Smartfun Digital Co., Ltd. (“SFD”)	Providing diversified family education digital services	65	65
	Chunghwa Telecom Japan Co., Ltd. (“CHTJ”)	International private leased circuit, IP VPN service, and IP transit services	100	100
	Chunghwa Sochamp Technology Inc. (“CHST”)	Design, development and production of Automatic License Plate Recognition software and hardware	51	51
	Honghwa International Co., Ltd. (“HHI”)	Telecommunications engineering, sales agent of mobile phone plan application and other business services	100	100
	Chunghwa Leading Photonics Tech Co., Ltd. (“CLPT”)	Production and sale of electronic components and finished products	75	75
	Chunghwa Telecom (Thailand) Co., Ltd. (“CHTT”)	International private leased circuit, IP VPN service, ICT and cloud VAS services	100	100	c)

(Continued)

			Percentage of Ownership
			December 31
Name of Investor	Name of Investee	Main Businesses and Products	2017	2018	Note
	CHT Security Co., Ltd. (“CHTSC”)	Computing equipment installation, wholesale of computing and business machinery equipment and software, management consulting services, data processing services, digital information supply services and internet identify services	80	80	d)
	New Prospect Investments Holdings Ltd. (B.V.I.) (“New Prospect”)	Investment	—	—	e)
Senao International Co., Ltd.	Senao International (Samoa) Holding Ltd. (“SIS”)	International investment	100	100
	Youth Co., Ltd. (“Youth”)	Sale of information and communication technologies products	89	93	f)
	Aval Technologies Co., Ltd. (“Aval”)	Sale of information and communication technologies products	100	100
	SENYOUNG Insurance Agent Co., Ltd. (“SENYOUNG”)	Property and liability insurance agency	100	100	g)
Youth Co., Ltd.	ISPOT Co., Ltd. (“ISPOT”)	Sale of information and communication technologies products	100	100
	Youyi Co., Ltd. (“Youyi”)	Maintenance of information and communication technologies products	100	100
Light Era Development Co., Ltd.	Taoyuan Asia Silicon Valley Innovation Co., Ltd. (“TASVI”)	Development of real estate	—	60	h)
CHIEF Telecom Inc.	Unigate Telecom Inc. (“Unigate”)	Telecommunications and internet service	100	100
	Chief International Corp. (“CIC”)	Telecommunications and internet service	100	100
	Shanghai Chief Telecom Co., Ltd. (“SCT”)	Telecommunications and internet service	49	49
Chunghwa System Integration Co., Ltd.	Concord Technology Co., Ltd. (“Concord”)	Investment	100	-	i)
Chunghwa Investment Co., Ltd.	Chunghwa Precision Test Tech. Co., Ltd. (“CHPT”)	Production and sale of semiconductor testing components and printed circuit board	38	34	j)
Concord Technology Co., Ltd.	Glory Network System Service (Shanghai) Co., Ltd. (“GNSS (Shanghai)”)	Design, development and production of computer and internet software, installment, maintenance and consulting services of information system integration, and sales of self-production products	—	—	k)
Chunghwa Precision Test Tech. Co., Ltd.	Chunghwa Precision Test Tech. USA Corporation (“CHPT (US)”)	Design and after-sale services of semiconductor testing components and printed circuit board	100	100
	CHPT Japan Co., Ltd. (“CHPT (JP)”)	Related services of electronic parts, machinery processed products and printed circuit board	100	100
	Chunghwa Precision Test Tech. International, Ltd. (“CHPT (International)”)	Wholesale and retail of electronic materials, and investment	100	100
Senao International (Samoa) Holding Ltd.	Senao International HK Limited (“SIHK”)	International investment	100	100

(Continued)

			Percentage of Ownership
			December 31
Name of Investor	Name of Investee	Main Businesses and Products	2017	2018	Note
Senao International HK Limited	Senao Trading (Fujian) Co., Ltd. (“STF”)	Sale of information and communication technologies products	100	100	l)
	Senao International Trading (Shanghai) Co., Ltd. (“SITS”)	Sale of information and communication technologies products	100	100
	Senao International Trading (Shanghai) Co., Ltd. (“SEITS”)	Maintenance of information and communication technologies products	100	—	m)
	Senao International Trading (Jiangsu) Co., Ltd. (“SITJ”)	Sale of information and communication technologies products	100	100	n)
Prime Asia Investments Group Ltd. (B.V.I.)	Chunghwa Hsingta Co., Ltd. (“CHC”)	Investment	100	100
Chunghwa Hsingta Co., Ltd. (“CHC”)	Chunghwa Telecom (China) Co., Ltd. (“CTC”)	Integrated information and communication solution services for enterprise clients, and intelligent energy network service	100	100
	Jiangsu Zhenhua Information Technology Company, LLC. (“JZIT”)	Providing intelligent energy saving solution and intelligent buildings services	75	—	o)
Chunghwa Precision Test Tech. International, Ltd.	Shanghai Taihua Electronic Technology Limited (“STET”)	Design of printed circuit board and related consultation service	100	100

(Concluded)

a)

SENAO transferred its treasury stock to employees in June 2018 and the Company’s ownership interest in SENAO decreased to 28.18% as of December 31, 2018.  As Chunghwa controls five out of nine seats of the Board of Directors of SENAO through the support of large beneficial stockholders, the accounts of SENAO are included in the consolidated financial statements.

b)

Chunghwa and CHI disposed some shares of CHIEF in June 2017 before CHIEF traded its shares on the emerging stock market according to the local requirements.  The Company’s equity ownership of CHIEF decreased to 70.43% as of December 31, 2017.  CHIEF issued new shares in March and November 2018 as its employees exercised their options.  In addition, Chunghwa and CHI disposed some shares of CHIEF in May 2018 before CHIEF traded its shares on the General Stock Market of the Taipei Exchange according to the local requirements.  Furthermore, Chunghwa and CHI did not participate in the capital increase of CHIEF in June 2018.  Therefore, the Company’s equity ownership interest in CHIEF decreased to 60.23% as of December 31, 2018.

c)	Chunghwa invested 100% equity shares of Chunghwa Telecom (Thailand) Co., Ltd. (“CHTT”) in March 2017.
d)	Chunghwa invested 80.27% equity shares of CHT Security Co., Ltd. (“CHTSC”) in December 2017.
e)	New Prospect was approved to dissolve its business in April 2017. The liquidation of New Prospect was completed in May 2017.
f)	SENAO subscribed for all the shares in the capital increase of Youth in December 2018. Therefore, the Company’s equity ownership interest in Youth increased from 89% to 93%.
g)	SENAO invested 100% equity shares of SENYOUNG Insurance Agent Co., Ltd. (“SENYOUNG”) in November 2017.
h)

LED invested 60% equity shares of Taoyuan Asia Silicon Valley Innovation Co., Ltd. (“TASVI”) in March 2018.  TASVI was approved to end and dissolve its business in April 2019.  The liquidation of TASVI is still in process.

i)	Concord was approved to end and dissolve its business in August 2017. The liquidation of Concord was completed in January 2018.
j)

CHI did not participate in the capital increase of CHPT in September 2017, and disposed some shares of CHPT from April to August 2018. Therefore, its ownership interest in CHPT decreased to 34.25% as of December 31, 2018.  However, considering absolute and relative size of ownership interest, and the dispersion of shares owned by the other stockholders, the management concluded that the Company has a sufficiently dominant voting interest to direct the relevant activities; hence, CHPT is deemed as a subsidiary of the Company.

k)	GNSS (Shanghai) completed its liquidation in August 2017 and Concord received the proceeds from the liquidation.
l)	STF was approved to end and dissolve its business in September 2018. The liquidation of STF is still in process.
m)	SEITS completed its liquidation in March 2018.
n)	SITJ was approved to end and dissolve its business in April 2018. The liquidation of SITJ was completed in March 2019.
o)	JZIT completed its liquidation in December 2018 and CHC received the proceeds from the liquidation.

Detailed Information of Equity Transactions

The detailed information of the equity transactions for the years ended December 31, 2016, 2017 and 2018 was as follows:

	Year Ended December 31
	2016		2017
	CHI Disposed Some Shares of CHPT	CHI Did Not Participate in the Capital Increase of CHPT	CHI Did Not Participate in the Capital Increase of CHPT	SENAO Transferred its Treasury Stock	Chunghwa and CHI Disposed Some Shares of CHIEF
	NT$	NT$	NT$	NT$
	(In Millions)
Cash consideration received from (paid to) Noncontrolling interests	$83	$1,175	$2,552	$164	$106
The proportionate share of the carrying amount of the net assets of the subsidiary transferred (to) from noncontrolling interests	(25)	(786)	(1,750)	(137)	(29)
Differences arising from equity transactions	$58	$389	$802	$27	$77

Line items for equity transaction adjustments
Additional paid-in capital - difference between consideration received or paid and the carrying amount of the subsidiaries’ net assets upon actual disposal or acquisition	$58	$—	$—	$—	$77
Additional paid-in capital - arising from changes in equities of subsidiaries	$—	$389	$802	$27	$—
Unappropriated earnings	$—	$—	$—	$—	$—

	Year Ended December 31
	2018
	SENAO not Proportionately participating in the Capital Increase of Youth	SENAO Transferred its Treasury Stock	CHI Disposed Some Shares of CHPT	Chunghwa and CHI Did Not Participate in the Capital Increase of CHIEF	Chunghwa and CHI Disposed Some Shares of CHIEF	Share-Based Payment of CHIEF
	NT$	NT$	NT$	NT$		NT$
	(In Millions)
Cash consideration received from noncontrolling interests	$—	$327	$1,042	$1,477	$133	$35
The proportionate share of the carrying amount of the net assets of the subsidiary transferred to noncontrolling interests	—	(272)	(330)	(700)	(19)	(24)
Differences arising from equity transactions	$—	$55	$712	$777	$114	$11

Line items for equity transaction adjustments
Additional paid-in capital - difference between consideration received or paid and the carrying amount of the subsidiaries’ net assets upon actual disposal or acquisition	$—	$—	$712	$—	$114	$—
Additional paid-in capital - arising from changes in equities of subsidiaries	$—	$55	$—	$777	$—	$11

Less than wholly owned subsidiaries that have material noncontrolling interests [Member]
Disclosure of subsidiaries [Line Items]
Detail Information of Subsidiaries

The table below shows details of less than wholly owned subsidiaries of the Company that have material noncontrolling interests:

	Place of Incorporation	Proportion of Ownership Interests and Voting Rights Held by Noncontrolling Interests
	and Principal	December 31
Subsidiaries	Place of Business	2017	2018
SENAO	Taiwan	71%	72%
CHPT	Taiwan	62%	66%

	Profit Allocated to Noncontrolling Interests			Accumulated Noncontrolling Interests
	Year Ended December 31			December 31
	2016	2017	2018	2017	2018
	NT$	NT$	NT$	NT$	NT$
		(In Millions)
SENAO	$690	$592	$326	$4,092	$4,108
CHPT	$341	$431	$477	3,513	4,022
Individually immaterial subsidiaries with noncontrolling interests				869	1,727
				$8,474	$9,857

Summarized Financial Information Before Intercompany Eliminations	The summarized financial information below represents amounts before intercompany eliminations.

	December 31
	2017	2018
	NT$	NT$
	(In Millions)
Current assets	$7,584	$7,041
Noncurrent assets	$2,531	$2,527
Current liabilities	$4,278	$3,757
Noncurrent liabilities	$160	$164
Equity attributable to the parent	$1,585	$1,539
Equity attributable to noncontrolling interests	$4,092	$4,108

	Year Ended December 31
	2016	2017	2018
	NT$	NT$	NT$
		(In Millions)
Revenue and income	$34,453	$36,038	$31,540
Costs and expenses	33,476	35,200	31,081
Profit for the year	$977	$838	$459

Profit attributable to the parent	$287	$246	$133
Profit attributable to noncontrolling interests	690	592	326
Profit for the year	$977	$838	$459

Other comprehensive income (loss) attributable to the parent	$(21)	$3	$(2)
Other comprehensive loss attributable to noncontrolling interests	(53)	(17)	(10)
Other comprehensive loss for the year	$(74)	$(14)	$(12)

Total comprehensive income attributable to the parent	$266	$249	$131
Total comprehensive income attributable to noncontrolling interests	637	575	316
Total comprehensive income for the year	$903	$824	$447

Dividends paid to noncontrolling interests	$526	$703	$587

Net cash flow from operating activities	$531	$1,081	$696
Net cash flow from investing activities	130	(57)	(13)
Net cash flow from financing activities	(677)	(897)	(491)
Effect of exchange rate changes on cash and cash equivalents	(7)	(2)	1
Net cash inflow (outflow)	$(23)	$125	$193

The summarized financial information below represents amounts before intercompany eliminations.

	December 31
	2017	2018
	NT$	NT$
	(In Millions)
Current assets	$4,496	$4,417
Noncurrent assets	$2,167	$2,779
Current liabilities	$965	$1,076
Noncurrent liabilities	$1	$1
Equity attributable to CHI	$2,184	$2,097
Equity attributable to noncontrolling interests	$3,513	$4,022

	Year Ended December 31
	2016	2017	2018
	NT$	NT$	NT$
		(In Millions)
Revenue and income	$2,607	$3,127	$3,299
Costs and expenses	2,020	2,402	2,549
Profit for the year	$587	$725	$750

Profit attributable to CHI	$246	$294	$273
Profit attributable to noncontrolling interests	341	431	477
Profit for the year	$587	$725	$750

Other comprehensive loss attributable to CHI	$—	$(1)	$—
Other comprehensive loss attributable to noncontrolling interests	—	(2)	—
Other comprehensive loss for the year	$—	$(3)	$—

Total comprehensive income attributable to CHI	$246	$293	$273
Total comprehensive income attributable to noncontrolling interests	341	429	477
Total comprehensive income for the year	$587	$722	$750

Dividends paid to noncontrolling interests	$109	$146	$210

Net cash flow from operating activities	$671	$1,052	$862
Net cash flow from investing activities	(904)	(639)	(733)
Net cash flow from financing activities	841	2,306	(328)
Effect of exchange rate changes on cash and cash equivalents	(2)	(4)	1
Net cash inflow (outflow)	$606	$2,715	$(198)